SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL

10.	SHARE CAPITAL

Authorized share capital

Authorized: Unlimited number of common shares without par value.

Issued share capital

During the year ended December 31, 2024:

The Company issued 1,645,000 common shares upon exercise of stock options for gross proceeds of $86,600. $32,079, the fair value of the options was reclassified from reserves to share capital.

During the year ended December 31, 2023:

The Company issued 400,000 common shares upon exercise of stock options for gross proceeds of $42,500. $78,887, the fair value of the options was reclassified from reserves to share capital.

During the year ended December 31, 2022:

The Company issued 800,000 common shares upon exercise of stock options for gross proceeds of $80,000. $191,000, the fair value of the options was reclassified from reserves to share capital.

Stock options

The Company has adopted a fixed up to 20% incentive share purchase option plan under the rules of the Exchange pursuant to which it is authorized to grant options to acquire up to 19,970,000 common shares of the Company to executive officers, directors, employees and consultants. The options can be granted for a maximum term of ten years and generally vest either immediately or in specified increments of up to 25% in any three-month period.

The changes in stock options including those granted to directors, officers, employees and consultants are summarized as follows:

	2024		2023		2022
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Beginning Balance	10,350,000	$0.17	8,635,000	$0.14	7,880,052	$0.13
Options granted	3,661,000	$0.28	2,365,000	$0.26	3,125,000	$0.15
Expired/Cancelled	(116,000)	$0.09	(250,000)	$0.17	(1,570,052)	$0.13
Exercised	(1,645,000)	$0.05	(400,000)	$0.11	(800,000)	$0.10
Ending Balance	12,250,000	$0.23	10,350,000	$0.17	8,635,000	$0.14
Exercisable	10,269,500	$0.22	9,132,250	$0.17	6,216,250	$0.14

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

10.	SHARE CAPITAL (continued)

Stock options (continued)

The following table summarizes information about stock options outstanding and exercisable as at December 31, 2024:

Exercise Price	Expiry date	Options
		Outstanding	Exercisable
$0.08	November 18, 2025	500,000	500,000
$0.08	December 8, 2025	710,000	710,000
$0.19	January 28, 2026	150,000	150,000
$0.25	March 22, 2026	1,800,000	1,800,000
$0.15	August 10, 2027	2,675,000	2,675,000
$0.15	August 12, 2027	100,000	100,000
$0.16	October 12, 2027	300,000	300,000
$0.28	May 15, 2028	1,814,000	1,814,000
$0.20	June 21, 2028	400,000	400,000
$0.20	September 15, 2028	140,000	140,000
$0.18	July 01, 2029	150,000	75,000
$0.18	July 01, 2029	150,000	75,000
$0.29	August 30, 2029	3,361,000	1,530,500
		12,250,000	10,269,500

The weighted average remaining life of the stock options outstanding at December 30, 2024 is 2.99 years (December 31, 2023: 2.84 years).

Share-based compensation

Share-based compensation of $541,164 was recognized during the year ended December 31, 2024 (2023 - $703,612 and 2022- $331,522), respectively, for stock options granted and/or vested during the year. Options issued to directors and officers and consultants of the Company during the year vest quarterly over one year, however, the Board may change such provisions at its discretion or as required on a grant-by-grant basis.

Share-based payments for options granted and repriced were measured using the Black-Scholes option pricing model with the following assumptions:

	2024	2023
Expected life	3.69 years	3.30 years
Volatility	110%-115%	134% - 174%
Dividend yield	0%	0%
Risk-free interest rate	2.68%-3.52%	3.28% - 4.20%

Option pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)

10.	SHARE CAPITAL (continued)

Warrants

The Company has issued warrants entitling the holders to acquire common shares of the Company. The summary of changes in warrants is presented below.

	2024		2023			2022
	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price	Number of Warrants	Weighted Average Exercise Price
Beginning Balance	-	-	-	-	18,781,066	$0.21
Warrants issued	-	-	-	-	-	-
Warrants exercised	-	-	-	-	(909,400)	$0.19
Warrants expired	-	-	-	-	(17,871,666)	$0.22
Outstanding	-	-	-	-	-	-

Fair value of the finder’s warrants granted is measured using the Black-Scholes pricing model. Black-Scholes pricing models require the use of highly subjective estimates and assumptions, including the expected stock price volatility. Changes in the underlying assumptions can materially affect the fair value estimates. There were no warrants issued for the years ended December 31, 2024 and 2023.

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024, 2023 and 2022

(Expressed in Canadian Dollars)